CONTINGENT LIABILITIES AND COMMITMENTS (Details Narrative) € in Thousands, $ in Thousands		1 Months Ended							6 Months Ended	12 Months Ended		13 Months Ended
	Jan. 01, 2022 USD ($)	Aug. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2025 USD ($)	Oct. 05, 2022 USD ($)	Jun. 15, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Legal proceedings amount		$ 92
Litigation settlement									$ 92
Accounts payable and other current and noncurrent									529	$ 529			$ 529
Liability termination fees														$ 900
Nasus Pharmas Intranasal Naloxone Powder Spray [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liability termination fees														450
Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liability termination fees														$ 450
Aptar Technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Paid to other breach							$ 450
Outstanding payable			$ 529
Aptar Technology [Member] | Nasus Pharmas Intranasal Naloxone Powder Spray [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							1,350
Aptar Technology [Member] | Nasus Pharmas Intranasal Naloxone Powder Spray [Member] | Development Stage [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							200
Aptar Technology [Member] | Nasus Pharmas Intranasal Naloxone Powder Spray [Member] | New Drug Application [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							350
Aptar Technology [Member] | Nasus Pharmas Intranasal Naloxone Powder Spray [Member] | Market Launch [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							800
Aptar Technology [Member] | Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							675
Aptar Technology [Member] | Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member] | Development Stage [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							150
Aptar Technology [Member] | Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member] | New Drug Application [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							225
Aptar Technology [Member] | Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member] | Market Launch [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value paid							$ 300
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalties percentage								0.50%
Payments for royalties								$ 100
Commitments term								15 years
Termination amount								$ 100
Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument periodic payment						$ 5
Development services, additional fees										$ 0	$ 22
Amount paid, service												$ 192
Service Agreement [Member] | Aptar Technology [Member] | Nasus Pharmas Intranasal Naloxone Powder Spray [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Paid to entity	$ 200
Service Agreement [Member] | Aptar Technology [Member] | Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Development services, additional fees				$ 103	€ 100
Paid to entity	$ 150			$ 41	€ 40
Non Recurring Research Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Sale of Other Productive Assets									$ 196